Note 8 - Accrued Interest Receivable and Other Assets	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Other Assets Disclosure [Text Block]
8.	ACCRUED INTEREST RECEIVABLE AND OTHER ASSETS

The components of accrued interest receivable and other assets at the years ended December 31:

(Dollar amounts in thousands)	2022	2021

Restricted stock	$5,777	$4,399
Accrued interest receivable on investment securities	1,571	1,312
Accrued interest receivable on loans	4,333	2,820
Deferred tax asset, net	9,454	1,693
Operating right-of-use assets	717	872
Other	6,676	3,201

Total	$28,528	$14,297